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METROPOLITAN LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA 02116-3700

April 29, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Metropolitan Life Insurance Company
          The New England Variable Account
          File No. 333-11131/811-05338
          (Zenith Accumulator)
          Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement to the April 30, 1999 Prospectus (as annually supplemented), Statement of Additional Information ("SAI") and Supplement to the Prospectus each dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 18, 2008.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company